Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Entity Registrant Name	NOVUSTERRA INC.
Entity Central Index Key	0001831114
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	85-3129871
Entity Address Address Line 1	12175 Visionary Way
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	537-0270